Share-based compensation (Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation [Abstract]
Share-based compensation	$ 9,009	$ 0	$ 470